Finance income, net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Finance expense income [Abstract]
Interest income	₨ 2,677		₨ 2,278	₨ 1,180
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	3,554		3,149	876
Foreign exchange gain, net	1,322		278	2,225
Finance income	7,553	$ 88	5,705	4,281
Interest expense	(2,829)		(1,711)	(1,428)
Finance expense	(2,829)	(33)	(1,711)	(1,428)
Finance income, net	₨ 4,724	$ 55	₨ 3,994	₨ 2,853